PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

As of September 30, 2025 and 2024, property and equipment consisted of the following (in thousands):

		As of September 30,
	Useful Life (years)	2025	2024
Machinery and Equipment	5 – 10	¥2,565	¥2,565
Tools, Furniture, and Fixtures	2 – 5	95,738	68,256
Vehicles	7	700	-
Less: Accumulated depreciation		(71,911)	(49,241)
Property and equipment, net		¥27,092	¥21,580